STAFF COSTS (Tables)	12 Months Ended
Dec. 31, 2025
STAFF COSTS
Schedule of staff costs and average number of employees

USDm	2025	2024	2023
Total staff costs
Staff costs included in operating expenses	9.9	9.6	8.6
Staff costs included in administrative expenses	87.4	77.3	69.3
Total	97.3	86.9	77.9

Staff costs comprise the following
Wages and salaries	55.3	47.3	46.9
Share-based compensation	34.1	30.3	23.0
Pension costs	4.7	4.2	3.8
Other social security costs	0.6	0.4	1.4
Other staff costs	2.6	4.7	2.8
Total	97.3	86.9	77.9

Average number of permanent employees
Seafarers	105	109	105
Land-based	529	498	468
Total	634	607	573

Schedule of key management personnel compensation

USD '000	2025	2024	2023
Non-Executive Board and Committee remuneration, short term
Christopher H. Boehringer	231	212	214
David N. Weinstein	257	217	219
Göran Trapp	200	163	164
Annette Malm Justad	229	163	164
Total	917	755	761

USD '000	Salary	Taxable benefits	Annual performance bonus	Share-based payment	Total
Executive Management remuneration
Jacob Meldgaard
2023, TORM A/S¹⁾	1,119	40	1,277	—	2,436
2023, TORM plc¹⁾	77	—	—	4,383	4,460
2024, TORM A/S¹⁾	1,141	40	1,233	—	2,414
2024, TORM plc¹⁾	76	—	—	5,530	5,606
2025, TORM A/S¹⁾	1,233	42	1,393	—	2,668
2025, TORM plc¹⁾	80	—	—	6,574	6,654
1) Paid by legal entity as noted.

Disclosure of number and weighted average exercise prices of other equity instruments	LTIP element of CEO Jacob Meldgaard's remuneration package:

	Retention	Ordinary	Ordinary	Ordinary	Retention
Grant Date	Sep 23, 2025	Mar 06, 2025	Mar 07, 2024	Mar 29, 2023	Mar 29, 2023
RSU LTIP grant¹⁾	500,000	255,200	255,200	255,200	300,000
Exercise price per share	$0.01	DKK 162.38	DKK 258.40	DKK 220.60	$0.01
RSU grant value assuming 100% vesting	$9.1m	$0.7m	$1.9m	$2.5m	$10.7m

Schedule of reconciliation number of other equity instruments	The program comprises the following number of shares in TORM plc:

Number of shares (1,000)	2025	2024	2023
Outstanding as of January 01	4,456.6	4,417.7	2,424.0
Granted during the period¹⁾	4,597.6	1,506.4	3,136.6
Exercised during the period	(3,263.5)	(1,345.4)	(1,137.6)
Expired/forfeited during the period	(934.2)	(122.1)	(5.3)
Outstanding as of December 31	4,856.5	4,456.6	4,417.7

Exercisable as of December 31	—	—	—
1) Includes additional 1,158,938 (2024: 36,259, 2023: 0) RSUs granted in 2025 to adjust for the impact of dividends on the share price in accordance with the original terms of the grant. No modifications to the terms of the grant in the RSU program have occurred.